RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Open World Ltd. [Member]
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

The Company enters into transactions with related parties in the normal course of business. Related parties include directors, officers, affiliates, or significant stockholders.

The following table summarizes the Company’s transactions with related parties for the three months ended March 31, 2026, and March 31, 2025:

Description	March 31, 2026	March 31, 2025
Consulting and management fees	$570,407	$813,329
Expenses incurred in relation to consulting fees	878,614	747,596

The following table summarizes the Company’s balances with related parties as of March 31, 2026, and December 31, 2025:

Balances as at	March 31, 2026	December 31, 2025
Outstanding payables, net	$398,374	$337,403
Loans receivable	67,878	814,369
Notes receivable	50,283	-
Notes payable	757,705	-

Outstanding payable balances, net include amounts due to and from related parties and are unsecured, non-interest bearing, and settled in the ordinary course of business. Included in notes receivable as of March 31, 2026 is $50,283 related to notes receivable from a related party. The remaining balance of $124,198 relates to notes receivable from unrelated third parties.

Notes Payable

On January 5, 2026, the Company entered into a loan agreement with Webslinger Holdings Inc., a significant stockholder of the Company, which was amended and restated on May 25, 2026. The Company received proceeds of $750,000 on January 16, 2026. The loan bears interest at 5.0% per annum and matures on August 4, 2026. The Company may prepay the loan, in whole or in part, at any time before the maturity date without penalty.

Notes Receivable

On January 20, 2026, the Company entered into a strategic partnership agreement with mCloud Technologies Saudi Arabia, an entity affiliated with the Company’s President, related to initiatives involving real-world asset tokenization in the Kingdom of Saudi Arabia. In connection with the arrangement, on January 27, 2026, the Company entered into a promissory note agreement pursuant to which the Company agreed to advance $50,000. Funds were advanced on February 3, 2026. The note bears interest at 3.63% per annum, matures on January 27, 2027, and is repayable on demand by the Company. Subsequently, on May 28, 2026, the Company entered into a second promissory note agreement pursuant to which the Company agreed to advance an additional $150,000. The second note bears interest at 3.85% per annum, matures on May 28, 2027, and is repayable on demand by the Company. Both notes are secured by a first-priority security interest in the borrower’s assets.

Loans Receivable

On November 2, 2025, the Company entered into a Master Loan Agreement with Mosaic Capital Inc., an entity for which an officer of the Company serves as a director. The Company lent crypto assets to Mosaic under the agreement. The loan provides for a variable return based on changes in net asset value and may be repaid in cash or crypto assets. The loan is not secured by specific collateral.

The loans receivable is measured at fair value, with changes in fair value recognized in gain or loss. Upon settlement, the difference between the carrying value of the receivable and the value of consideration received is recognized as a realized gain or loss. For the three months ended March 31, 2026, the Company recognized a loss of $1,346,292 from changes in fair value (three months ended March 31, 2025 – $nil ).

11. RELATED PARTY TRANSACTIONS

The Group enters into transactions with related parties in the normal course of business. Related parties include directors, officers, affiliates, or significant shareholders.

The following table summarizes the Group’s transactions and balances with related parties for the years ended December 31, 2025, and the year ended December 31, 2024:

Description	December 31, 2025	December 31, 2024
Consulting and management fees	3,068,943	1,553,588
Expenses incurred in relation to consulting fees	3,556,406	2,182,150
Outstanding payables at year-end	337,403	968,085
Loans receivable at year-end	814,369	-

These balances are unsecured, non-interest bearing, and are settled in the ordinary course of business.

Loan Receivable

On November 2, 2025, the Company entered into a Master Loan Agreement with Mosaic Capital Inc., an entity for which an officer of the Company serves as a director. The Company lent crypto assets to Mosaic under the agreement. The loan provides for a variable return based on changes in net asset value and may be repaid in cash or crypto assets. The loan is not secured by specific collateral.

The loan receivable is measured at fair value, with changes in fair value recognized in gain or loss. Upon settlement, the difference between the carrying value of the receivable and the value of consideration received is recognized as a realized gain or loss. During the year ended December 31, 2025, the Company recognized a loss of $4,037,614 from changes in fair value.